Loans and Allowance for Credit Losses (Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,792,059	¥ 1,659,921	¥ 1,743,646
Recognized interest income	27,911	30,352	38,118
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	9,974	11,549	14,758
Recognized interest income	432	495	697
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,137,501	1,066,585	1,181,941
Recognized interest income	14,116	16,572	23,216
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	601,256	464,157	440,258
Recognized interest income	5,845	5,530	8,333
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	26,684	29,548	38,888
Recognized interest income	434	708	863
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	96,229	123,203	170,549
Recognized interest income	1,593	2,169	3,163
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	81,967	91,339	115,384
Recognized interest income	1,236	1,967	2,704
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	238,798	249,656	283,213
Recognized interest income	3,466	4,333	5,358
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	2,272	3,982	7,230
Recognized interest income	11	51	132
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	27,531	29,547	35,249
Recognized interest income	570	677	837
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	24,709	29,018	35,208
Recognized interest income	397	301	745
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	38,055	46,135	55,962
Recognized interest income	564	836	1,081
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	291,612	230,018	183,671
Recognized interest income	5,132	3,235	3,161
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	133,876	154,760	187,642
Recognized interest income	1,883	2,918	4,241
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	75,809	85,006	97,159
Recognized interest income	2,483	3,330	4,154
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	91,690	71,966	59,711
Recognized interest income	1,664	1,550	2,040
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	51,597	40,037	18,764
Recognized interest income	¥ 2,201	¥ 2,252	¥ 609